Other financial assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	Feb. 23, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2022
Disclosure of financial assets [line items]
Disount rate applied to long-term advances			6.83%
Advances made to (reimbursed by) contract research organizations	€ 5,538	€ 1,620
Bottom of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances		7.09%		0.19%
Top of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances		7.59%		7.16%